Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
9	Goodwill

	December 31
	2010 RMB	2011 RMB	2011 USD
			(unaudited)

Balance as of January 1	189,009,599	189,009,599	29,997,238
Additional considerations	-	-	-
Balance as of December 31	189,009,599	189,009,599	29,997,238

No impairment has been included in the above balances.